OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 443	$ 721
Employees	13	29
Prepaid expenses	852	879
Advances to suppliers	533	284
Others	266	189
Total other accounts receivable and prepaid expenses	$ 2,107	$ 2,102